UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  JUNE 30, 2010

Semiannual Report to Shareholders

DWS RREEF Real Estate Securities Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statement of Changes in Net Assets

18 Financial Highlights

24 Notes to Financial Statements

33 Summary of Management Fee Evaluation by Independent Fee Consultant

38 Account Management Resources

40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

Average Annual Total Returns as of 6/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.20%	51.91%	-9.51%	0.13%	10.47%
Class B	4.68%	50.40%	-10.10%	-0.61%	9.59%
Class C	4.80%	50.60%	-10.10%	-0.58%	9.65%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-0.85%	43.17%	-11.28%	-1.05%	9.81%
Class B (max 4.00% CDSC)	0.68%	47.40%	-10.59%	-0.75%	9.59%
Class C (max 1.00% CDSC)	3.80%	50.60%	-10.10%	-0.58%	9.65%
No Sales Charges
Class R	5.04%	51.48%	-9.68%	-0.07%	10.22%
Class S	5.10%	51.99%	-9.35%	0.30%	10.56%
Institutional Class	5.42%	52.47%	-9.19%	0.46%	10.81%
S&P 500® Index+	-6.65%	14.43%	-9.81%	-0.79%	-1.59%
MSCI US REIT Index++	5.70%	55.23%	-9.15%	0.11%	9.67%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2010 are 1.04%, 2.00%, 1.90%, 1.34%, 0.80% and 0.63% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

On September 3, 2002 the Fund's original share class, RREEF Class A shares, were redesignated Institutional Class. In addition, the Fund began offering additional classes of shares, namely Class A, B and C shares. Returns shown for Class A, B and C shares for the period prior to their inception on September 3, 2002, Class R prior to its inception on October 1, 2003 and Class S prior to its inception on May 2, 2005 are derived from the historical performance of Institutional Class shares of the DWS RREEF Real Estate Securities Fund during such period and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS RREEF Real Estate Securities Fund — Class A [] S&P 500 Index+ [] MSCI US REIT (Morgan Stanley US Real Estate Investment Trust) Index++

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Standard and Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

++ The MSCI US REIT Index is an unmanaged, free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value: 6/30/10	$ 14.57	$ 14.66	$ 14.68	$ 14.60	$ 14.60	$ 14.56
12/31/09	$ 13.96	$ 14.05	$ 14.06	$ 14.00	$ 14.01	$ 13.95
Distribution Information: Six Months as of 6/30/10: Income Dividends	$ .12	$ .05	$ .06	$ .11	$ .14	$ .15
Lipper Rankings — Real Estate Funds Category as of 6/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	115	of	228	51
3-Year	107	of	207	52
5-Year	79	of	174	46
Class B 1-Year	153	of	228	67
3-Year	129	of	207	63
5-Year	105	of	174	60
Class C 1-Year	148	of	228	65
3-Year	129	of	207	63
5-Year	103	of	174	59
Class R 1-Year	130	of	228	57
3-Year	114	of	207	55
5-Year	87	of	174	50
Class S 1-Year	113	of	228	50
3-Year	102	of	207	50
5-Year	67	of	174	39
Institutional Class 1-Year	100	of	228	44
3-Year	90	of	207	44
5-Year	61	of	174	35
10-Year	6	of	82	8

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,052.00	$ 1,046.80	$ 1,048.00	$ 1,050.40	$ 1,051.00	$ 1,054.20
Expenses Paid per $1,000*	$ 5.24	$ 9.95	$ 9.14	$ 6.71	$ 5.49	$ 3.26
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,019.69	$ 1,015.08	$ 1,015.87	$ 1,018.25	$ 1,019.44	$ 1,021.62
Expenses Paid per $1,000*	$ 5.16	$ 9.79	$ 9.00	$ 6.61	$ 5.41	$ 3.21

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS RREEF Real Estate Securities Fund	1.03%	1.96%	1.80%	1.32%	1.08%	.64%

For more information, please refer to the Fund's prospectuses.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	98%	99%
Cash Equivalents	2%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/10	12/31/09

Apartments	19%	16%
Regional Malls	17%	16%
Office	14%	18%
Health Care	12%	16%
Diversified	10%	8%
Storage	8%	8%
Shopping Centers	8%	7%
Hotels	8%	5%
Industrial	3%	4%
Specialty Services	1%	1%
Other	—	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2010 (54.1% of Net Assets)
1. Simon Property Group, Inc. Owner and operator of regional shopping malls	12.7%
2. Public Storage Owner and operator of personal and business mini-warehouses	7.1%
3. Host Hotels & Resorts, Inc. Owns and controls upscale and luxurious hotels	5.5%
4. AvalonBay Communities, Inc. Self-managed, multifamily real estate investment trust	5.5%
5. Digital Realty Trust, Inc. Owns, acquires, repositions and manages technology-related real estate	5.1%
6. Equity Residential Owner, operator and developer of multifamily properties	4.4%
7. SL Green Realty Corp. Owns and operates office buildings	3.9%
8. Boston Properties, Inc. Owner, manager and developer of commercial and industrial real estate	3.7%
9. HCP, Inc. Invests in health-care-related real estate	3.2%
10. Kimco Realty Corp. Owns and operates neighborhood and community shopping centers	3.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 99.0%
Real Estate Investments Trusts ("REITs") 99.0%
Apartments 19.2%
American Campus Communities, Inc. (a)	888,194	24,238,814
AvalonBay Communities, Inc. (a)	618,648	57,763,164
BRE Properties, Inc. (a)	474,682	17,530,006
Camden Property Trust (a)	202,214	8,260,442
Equity Residential	1,111,900	46,299,516
Home Properties, Inc. (a)	621,086	27,992,346
Post Properties, Inc. (a)	899,538	20,446,499
		202,530,787
Diversified 9.6%
Digital Realty Trust, Inc. (a)	928,370	53,548,381
Duke Realty Corp. (a)	834,000	9,465,900
PS Business Parks, Inc.	239,528	13,360,872
Washington Real Estate Investment Trust (a)	873,573	24,101,879
		100,477,032
Health Care 12.3%
Cogdell Spencer, Inc.	1,093,126	7,389,532
HCP, Inc. (a)	1,031,017	33,250,298
Health Care REIT, Inc. (a)	335,612	14,135,977
LTC Properties, Inc.	78,700	1,910,049
Medical Properties Trust, Inc. (a)	1,058,704	9,994,166
Nationwide Health Properties, Inc. (a)	862,947	30,867,614
Senior Housing Properties Trust (a)	1,589,325	31,961,326
		129,508,962
Hotels 7.5%
Host Hotels & Resorts, Inc. (a)	4,339,686	58,498,967
LaSalle Hotel Properties (a)	455,350	9,366,549
Pebblebrook Hotel Trust*	265,003	4,995,307
Strategic Hotels & Resorts, Inc.* (a)	1,487,604	6,530,582
		79,391,405
Industrial 2.6%
ProLogis (a)	2,712,736	27,480,016
Office 14.1%
Boston Properties, Inc. (a)	548,641	39,140,049
Brandywine Realty Trust (a)	2,155,218	23,168,593
HRPT Properties Trust (a)	2,492,564	15,478,822
Hudson Pacific Properties, Inc.*	206,000	3,553,500
SL Green Realty Corp. (a)	750,573	41,311,538
Vornado Realty Trust (a)	358,307	26,138,496
		148,790,998
Regional Malls 16.5%
Glimcher Realty Trust	992,176	5,933,212
Simon Property Group, Inc. (a)	1,650,837	133,305,088
Taubman Centers, Inc. (a)	241,522	9,088,473
The Macerich Co. (a)	678,591	25,325,016
		173,651,789
Shopping Centers 8.0%
Developers Diversified Realty Corp. (a)	1,439,620	14,252,238
Kimco Realty Corp. (a)	2,386,509	32,074,681
Ramco-Gershenson Properties Trust (a)	810,672	8,187,787
Regency Centers Corp. (a)	863,466	29,703,231
		84,217,937
Specialty Services 1.1%
Entertainment Properties Trust (a)	287,555	10,947,219
Storage 8.1%
Extra Space Storage, Inc.	767,362	10,666,332
Public Storage (a)	851,924	74,892,639
		85,558,971
Total Common Stocks (Cost $828,703,168)		1,042,555,116

Securities Lending Collateral 39.7%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $418,592,398)	418,592,398	418,592,398

Cash Equivalents 1.7%
Central Cash Management Fund, 0.21% (b) (Cost $17,439,375)	17,439,375	17,439,375
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,264,734,941)+	140.4	1,478,586,889
Other Assets and Liabilities, Net	(40.4)	(425,281,407)
Net Assets	100.0	1,053,305,482

* Non-income producing security.

+ The cost for federal income tax purposes was $1,371,835,350. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $106,751,539. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $233,216,533 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $126,464,994.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $404,489,033, which is 38.4% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 1,042,555,116	$ —	$ —	$ 1,042,555,116
Short-Term Investments (d)	436,031,773	—	—	436,031,773
Total	$ 1,478,586,889	$ —	$ —	$ 1,478,586,889

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $828,703,168) — including $404,489,033 of securities loaned	$ 1,042,555,116
Investment in Daily Assets Fund Institutional (cost $418,592,398)*	418,592,398
Investment in Central Cash Management Fund (cost $17,439,375)	17,439,375
Total investments, at value (cost $1,264,734,941)	1,478,586,889
Cash	10,000
Receivable for investments sold	2,927,601
Receivable for Fund shares sold	2,230,541
Dividends receivable	2,678,616
Interest receivable	40,200
Other assets	84,988
Total assets	1,486,558,835
Liabilities
Payable for investments purchased	6,074,233
Payable for Fund shares redeemed	7,498,208
Payable upon return of securities loaned	418,592,398
Accrued management fee	363,889
Other accrued expenses and payables	724,625
Total liabilities	433,253,353
Net assets, at value	$ 1,053,305,482
Net Assets Consist of
Undistributed net investment income	7,601,048
Net unrealized appreciation (depreciation) on investments	213,851,948
Accumulated net realized gain (loss)	(445,769,140)
Paid-in capital	1,277,621,626
Net assets, at value	$ 1,053,305,482

* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($444,994,552 ÷ 30,548,261 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.57
Maximum offering price per share (100 ÷ 94.25 of $14.57)	$ 15.46

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($4,402,426 ÷ 300,359 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 14.66

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($26,657,486 ÷ 1,815,805 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 14.68
Class R Net Asset Value, offering and redemption price(a) per share ($12,095,040 ÷ 828,547 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.60
Class S Net Asset Value, offering and redemption price(a) per share ($53,546,270 ÷ 3,668,531 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.60

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($511,609,708 ÷ 35,143,585 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 14.56

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends	$ 19,159,576
Income distributions — Central Cash Management Fund	9,267
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	133,964
Total Income	19,302,807
Expenses: Management fee	2,064,581
Administration fee	518,088
Services to shareholders	1,031,406
Custodian fee	17,459
Distribution and service fees	716,317
Professional fees	46,904
Trustees' fees and expenses	14,035
Reports to shareholders	69,062
Registration fees	44,441
Other	33,815
Total expenses	4,556,108
Net investment income	14,746,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	90,824,005
Change in net unrealized appreciation (depreciation) on investments	(57,414,736)
Net gain (loss)	33,409,269
Net increase (decrease) in net assets resulting from operations	$ 48,155,968

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 14,746,699	$ 27,838,835
Net realized gain (loss)	90,824,005	(149,789,444)
Change in net unrealized appreciation (depreciation)	(57,414,736)	366,956,668
Net increase (decrease) in net assets resulting from operations	48,155,968	245,006,059
Distributions to shareholders from: Net investment income: Class A	(3,773,157)	(10,508,272)
Class B	(16,037)	(112,335)
Class C	(104,041)	(473,814)
Class R	(89,833)	(247,463)
Class S	(535,678)	(3,636,413)
Institutional Class	(5,163,849)	(11,679,853)
Total distributions	(9,682,595)	(26,658,150)
Fund share transactions: Proceeds from shares sold	208,711,593	351,482,568
Reinvestment of distributions	7,140,799	20,916,497
Cost of shares redeemed	(168,310,323)	(354,264,794)
In-kind redemptions	—	(166,459,479)
Redemption fees	23,702	125,171
Net increase (decrease) in net assets from Fund share transactions	47,565,771	(148,200,037)
Increase (decrease) in net assets	86,039,144	70,147,872
Net assets at beginning of period	967,266,338	897,118,466
Net assets at end of period (including undistributed net investment income of $7,601,048 and $2,536,944, respectively)	$ 1,053,305,482	$ 967,266,338

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 13.96	$ 11.09	$ 19.07	$ 26.53	$ 20.83	$ 20.40
Income (loss) from investment operations: Net investment income[b]	.20	.33	.41	.39	.39	.42
Net realized and unrealized gain (loss)	.53	2.88	(7.75)	(4.61)	7.33	1.96
Total from investment operations	.73	3.21	(7.34)	(4.22)	7.72	2.38
Less distributions from: Net investment income	(.12)	(.34)	(.46)	(.35)	(.51)	(.65)
Net realized gains	—	—	(.09)	(2.89)	(1.51)	(1.30)
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.12)	(.34)	(.64)	(3.24)	(2.02)	(1.95)
Redemption fees***	.00	.00	.00	.00	.00	.00
Net asset value, end of period	$ 14.57	$ 13.96	$ 11.09	$ 19.07	$ 26.53	$ 20.83
Total Return (%)[c]	5.20**	29.98	(39.34)	(15.89)	37.73[d]	11.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	445	437	384	596	1,205	723
Ratio of expenses before expense reductions (%)	1.03*	1.04	.94	.97	.91	.80
Ratio of expenses after expense reductions (%)	1.03*	1.04	.94	.97	.82	.80
Ratio of net investment income (%)	2.70*	3.13	2.42	1.50	1.62	2.05
Portfolio turnover rate (%)	50**	120[e]	84	81	60	66[e]

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 14.05	$ 11.09	$ 19.04	$ 26.48	$ 20.83	$ 20.40
Income (loss) from investment operations: Net investment income[b]	.13	.23	.26	.19	.18	.23
Net realized and unrealized gain (loss)	.53	2.96	(7.72)	(4.60)	7.33	1.96
Total from investment operations	.66	3.19	(7.46)	(4.41)	7.51	2.19
Less distributions from: Net investment income	(.05)	(.23)	(.31)	(.14)	(.35)	(.46)
Net realized gains	—	—	(.09)	(2.89)	(1.51)	(1.30)
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.05)	(.23)	(.49)	(3.03)	(1.86)	(1.76)
Redemption fees***	.00	.00	.00	.00	.00	.00
Net asset value, end of period	$ 14.66	$ 14.05	$ 11.09	$ 19.04	$ 26.48	$ 20.83
Total Return (%)[c]	4.68**	29.31	(39.71)	(16.51)	36.53[d]	10.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	6	8	20	36	29
Ratio of expenses before expense reductions (%)	1.96*	2.00	1.82	1.73	1.73	1.72
Ratio of expenses after expense reductions (%)	1.96*	2.00	1.82	1.73	1.72	1.72
Ratio of net investment income (%)	1.77*	2.17	1.54	.74	.72	1.13
Portfolio turnover rate (%)	50**	120[e]	84	81	60	66[e]

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 14.06	$ 11.12	$ 19.10	$ 26.55	$ 20.88	$ 20.44
Income (loss) from investment operations: Net investment income[b]	.14	.24	.27	.20	.20	.26
Net realized and unrealized gain (loss)	.54	2.94	(7.75)	(4.61)	7.35	1.96
Total from investment operations	.68	3.18	(7.48)	(4.41)	7.55	2.22
Less distributions from: Net investment income	(.06)	(.24)	(.32)	(.15)	(.37)	(.48)
Net realized gains	—	—	(.09)	(2.89)	(1.51)	(1.30)
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.06)	(.24)	(.50)	(3.04)	(1.88)	(1.78)
Redemption fees***	.00	.00	.00	.00	.00	.00
Net asset value, end of period	$ 14.68	$ 14.06	$ 11.12	$ 19.10	$ 26.55	$ 20.88
Total Return (%)[c]	4.80**	29.26	(39.76)	(16.46)[d]	36.67[d]	11.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	27	27	60	126	93
Ratio of expenses before expense reductions (%)	1.80*	1.90	1.78	1.69	1.64	1.61
Ratio of expenses after expense reductions (%)	1.80*	1.90	1.78	1.69	1.62	1.61
Ratio of net investment income (%)	1.93*	2.27	1.58	.78	.82	1.24
Portfolio turnover rate (%)	50**	120[e]	84	81	60	66[e]

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class R Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$14.00	$ 11.11	$ 19.09	$ 26.55	$ 20.83	$ 20.39
Income (loss) from investment operations: Net investment income[b]	.18	.32	.38	.34	.34	.35
Net realized and unrealized gain (loss)	.53	2.88	(7.76)	(4.61)	7.34	1.96
Total from investment operations	.71	3.20	(7.38)	(4.27)	7.68	2.31
Less distributions from: Net investment income	(.11)	(.31)	(.42)	(.30)	(.45)	(.57)
Net realized gains	—	—	(.09)	(2.89)	(1.51)	(1.30)
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.11)	(.31)	(.60)	(3.19)	(1.96)	(1.87)
Redemption fees***	.00	.00	.00	.00	.00	.00
Net asset value, end of period	$ 14.60	$ 14.00	$ 11.11	$ 19.09	$ 26.55	$ 20.83
Total Return (%)	5.04**	29.74	(39.42)	(16.00)	37.45	11.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	11	9	16	25	9
Ratio of expenses (%)	1.32*	1.19	1.14	1.14	1.03	1.16
Ratio of net investment income (%)	2.41*	2.98	2.22	1.33	1.41	1.69
Portfolio turnover rate (%)	50**	120[c]	84	81	60	66[c]

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.01	$ 11.11	$ 19.11	$ 26.53	$ 20.80	$ 19.81
Income (loss) from investment operations: Net investment income[c]	.19	.36	.44	.44	.41	.29
Net realized and unrealized gain (loss)	.54	2.90	(7.77)	(4.60)	7.35	2.45
Total from investment operations	.73	3.26	(7.33)	(4.16)	7.76	2.74
Less distributions from: Net investment income	(.14)	(.36)	(.49)	(.37)	(.52)	(.45)
Net realized gains	—	—	(.09)	(2.89)	(1.51)	(1.30)
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.14)	(.36)	(.67)	(3.26)	(2.03)	(1.75)
Redemption fees***	.00	.00	.00	.00	.00	.00
Net asset value, end of period	$ 14.60	$ 14.01	$ 11.11	$ 19.11	$ 26.53	$ 20.80
Total Return (%)	5.10**	30.34	(39.34)	(15.63)	37.98	13.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	47	174	288	19	2
Ratio of expenses (%)	1.08*	.80	.79	.83	.73	.76*
Ratio of net investment income (%)	2.65*	3.37	2.57	1.64	1.71	2.00*
Portfolio turnover rate (%)	50**	120[d]	84	81	60	66[d]

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from May 2, 2005 (commencement of operations of Class S shares) to December 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$13.95	$ 11.09	$ 19.09	$ 26.53	$ 20.81	$ 20.38
Income (loss) from investment operations: Net investment income[b]	.23	.38	.47	.49	.46	.48
Net realized and unrealized gain (loss)	.53	2.86	(7.76)	(4.61)	7.33	1.96
Total from investment operations	.76	3.24	(7.29)	(4.12)	7.79	2.44
Less distributions from: Net investment income	(.15)	(.38)	(.53)	(.43)	(.56)	(.71)
Net realized gains	—	—	(.09)	(2.89)	(1.51)	(1.30)
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.15)	(.38)	(.71)	(3.32)	(2.07)	(2.01)
Redemption fees***	.00	.00	.00	.00	.00	.00
Net asset value, end of period	$ 14.56	$ 13.95	$ 11.09	$ 19.09	$ 26.53	$ 20.81
Total Return (%)	5.42**	30.29	(38.99)	(15.50)[c]	38.14[c]	12.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	512	440	296	409	720	464
Ratio of expenses before expense reductions (%)	.64*	.63	.63	.57	.58	.53
Ratio of expenses after expense reductions (%)	.64*	.63	.63	.56	.54	.53
Ratio of net investment income (%)	3.09*	3.54	2.73	1.91	1.90	2.32
Portfolio turnover rate (%)	50**	120[d]	84	81	60	66[d]

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Real Estate Securities Fund (the "Fund") is a non-diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are classified as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $429,493,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($79,152,000) and December 31, 2017 ($350,341,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital for tax reporting purposes.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $555,695,339 and $510,600,368, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

RREEF America L.L.C. ("RREEF"), also an indirect wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $100 million of the Fund's average daily net assets	.565%
Next $100 million of such net assets	.465%
Next $100 million of such net assets	.415%
Over $300 million of such net assets	.365%

Accordingly, for the six months ended June 30, 2010, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.40% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $518,088, of which $91,545 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2010
Class A	$ 372,162	$ 180,148
Class B	9,038	6,129
Class C	28,879	17,114
Class R	2,835	1,394
Class S	21,179	10,264
Institutional Class	37,192	14,369
	$ 471,285	$ 229,418

Distribution and Service Fees. Under the Fund's Class B, Class C and Class R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended June 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2010
Class B	$ 18,752	$ 3,305
Class C	101,785	16,391
Class R	14,859	2,728
	$ 135,396	$ 22,424

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2010	Annualized Effective Rate
Class A	$ 530,173	$ 145,010.23%
Class B	5,991	998.24%
Class C	33,129	7,410.24%
Class R	11,628	996.20%
	$ 580,921	$ 154,414

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2010 aggregated $1,441.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2010, the CDSC for Class B and C shares aggregated $6,314 and $1,221, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2010, DIDI received $120 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,860, of which $10,337 was unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,320,841	$ 64,376,388	13,701,406	$ 137,118,220
Class B	9,852	154,793	55,186	579,781
Class C	151,278	2,311,688	274,339	2,946,374
Class R	168,682	2,555,807	369,848	3,864,434
Class S	1,109,574	16,426,830	4,022,044	42,998,395
Institutional Class	8,170,080	122,886,087	15,881,566	163,975,364
		$ 208,711,593		$ 351,482,568
Shares issued to shareholders in reinvestment of distributions
Class A	222,234	$ 3,417,055	890,947	$ 9,555,103
Class B	875	13,532	9,402	94,934
Class C	5,474	84,800	36,240	382,266
Class R	5,731	88,361	22,761	244,800
Class S	26,168	403,059	343,789	3,288,334
Institutional Class	203,906	3,133,992	671,702	7,351,060
		$ 7,140,799		$ 20,916,497
Shares redeemed
Class A	(5,265,660)	$ (78,329,607)	(17,912,166)	$ (172,251,164)
Class B	(115,129)	(1,696,797)	(379,500)	(3,984,359)
Class C	(231,510)	(3,410,634)	(867,290)	(8,590,841)
Class R	(129,516)	(1,893,029)	(430,142)	(4,490,905)
Class S	(844,429)	(12,612,691)	(3,621,678)	(36,045,076)
Institutional Class	(4,771,944)	(70,367,565)	(11,667,271)	(128,902,449)
		$ (168,310,323)		$ (354,264,794)
In-kind redemption
Class S	—	$ —	(12,981,321)	$ (166,459,479)
Redemption fees		$ 23,702		$ 125,171
Net increase (decrease)
Class A	(722,585)	$ (10,531,312)	(3,319,813)	$ (25,565,631)
Class B	(104,402)	(1,528,463)	(314,912)	(3,309,644)
Class C	(74,758)	(1,013,776)	(556,711)	(5,262,123)
Class R	44,897	751,537	(37,533)	(380,342)
Class S	291,313	4,217,327	(12,237,166)	(156,146,316)
Institutional Class	3,602,042	55,670,458	4,885,997	42,464,019
		$ 47,565,771		$ (148,200,037)

F. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. ln addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital.

H. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	RRRAX	RRRBX	RRRCX	RRREX	RRRRX
CUSIP Number	23339E 491	23339E 483	23339E 475	23339E 459	23339E 442
Fund Number	425	625	725	2325	595
For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

www.dws-investments.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class R
Nasdaq Symbol	RRRSX
CUSIP Number	23339E 467
Fund Number	1502

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010